GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at September 30, 2020 (Unaudited)

Shares	Common Stocks: 98.9%	Value
	Australia: 8.2%
8,720	Corporate Travel Management Ltd.	$109,271
2,927	JB Hi-Fi Ltd.	99,481
4,078	Sonic Healthcare Ltd.	97,085
		305,837
	China: 34.5%
126,000	China Construction Bank Corp. - H Shares	82,262
191,000	China Lilang Ltd.	105,211
93,000	China Medical System Holdings - H Shares	103,147
21,500	China Merchants Bank Co., Ltd. - H Shares	102,309
14,500	China Mobile Ltd.	93,236
22,000	China Resources Gas Group Ltd.	98,654
22,000	Inner Mongolia Yili Industrial Group Co., Ltd.	125,704
220	NetEase In.c - ADR	100,027
9,000	Ping An Insurance Group Co of China Ltd - H Shares	93,233
8,500	Shenzhou International	145,158
30,700	Suofeiya Home Collection	119,818
9,794	Zhejiang Supor Cookware	114,318
		1,283,077
	Hong Kong: 5.3%
35,000	BOC Hong Kong Holdings Ltd.	93,055
12,700	Link REIT/The	103,953
		197,008
	India: 2.8%
9,620	Tech Mahindra Ltd.	103,681

	Malaysia: 2.4%
23,600	Public Bank Bhd	89,178

	Singapore: 8.0%
40,168	Ascendas Real Estate Investment Trust - REIT	96,036
72,900	CapitaLand Mall Trust - REIT	103,701
6,564	DBS Group Holdings Ltd.	96,372
		296,109
	South Korea: 6.1%
11,720	Hanon Systems	124,149
1,460	KT&G Corp.	102,925
		227,074

	Taiwan: 21.5%
14,000	Catcher Technology Co., Ltd.	$88,547
21,000	Elite Material Co., Ltd.	107,102
35,517	Hon Hai Precision Industry Co., Ltd.	95,572
800	Largan Precision Co., Ltd.	93,893
9,000	Nien Made Enterprise Co., Ltd.	107,822
11,000	Novatek Microelectronics Corp.	101,690
10,000	St Shine Optical Co., Ltd.	98,633
7,000	Taiwan Semiconductor Manufacturing Co., Ltd.	105,878
		799,137
	Thailand: 4.7%
83,200	PTT PCL/Foreign	85,377
43,600	Tisco Financial Group PCL/Foreign	88,242
		173,619
	United States: 5.4%
2,700	Aflac Inc.	98,145
900	QUALCOMM Inc.	105,912
		204,057

	Total Common Stocks	3,678,777
	(cost $2,790,877)

	Total Investments in Securities	3,678,777
	(cost $2,790,877): 98.9%

	Other Assets less Liabilities: 1.1%	39,986

	Net Assets: 100.0%	$3,718,763

PLC - Public Limited Company

REIT - Real Estate Investment Trust